NOTE 6 - INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 19,228	$ 51,830	$ 422,863	$ 597,199
Amortization of Intangible Assets	187,621	185,088	366,329	273,549
Impairment of Intangible Assets, Finite-Lived	$ 0	$ 0		9,171
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 17,041		$ 42,180	32,649
Amortization of Intangible Assets	$ 2,489
Impairment of Intangible Assets, Finite-Lived
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years		7 years
Finite-Lived Intangible Assets, Period Increase (Decrease)			$ 365,060	491,830
Amortization of Intangible Assets	183,988		364,041	273,549
Impairment of Intangible Assets, Finite-Lived
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	2,187		15,623	26,975
Amortization of Intangible Assets
Impairment of Intangible Assets, Finite-Lived			$ 0	$ 9,171